CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 65,708	$ 60,658
Accounts receivable and accrued revenues	50,437	30,361
Capitalized voyage expenses	3,723	1,395
Prepaid expenses	10,506	6,162
Derivative financial assets	3,703	0
Bunker inventory	36,351	33,396
Total current assets	170,427	131,972
Non-current assets
Vessels	1,287,343	1,467,846
Advances for vessel upgrades	2,101	372
Other property, plant and equipment	4,869	3,766
Goodwill	1,356	0
Investment in associate company	0	5,406
Total non-current assets	1,295,669	1,477,391
TOTAL ASSETS	1,466,096	1,609,362
Current liabilities
Accounts payable and accrued expenses	22,398	19,662
Derivative financial liabilities	0	7,002
Current portion long-term debt	41,235	9,792
Other current liabilities	1,207	624
Deferred shipping revenues	3,056	4,865
Total current liabilities	67,897	41,944
Non-current liabilities
Long-term debt	377,695	512,507
Derivative financial liabilities	0	4,222
Other non-current liabilities	3,474	3,330
Total non-current liabilities	381,169	520,059
TOTAL LIABILITIES	449,066	562,003
Equity
Common stock at par value	1,627	1,661
Additional paid-in capital	1,243,647	1,264,000
Accumulated deficit	(236,082)	(222,405)
Translation differences	(212)	101
Other reserves	3,123	3,968
Total equity attributable to the Company	1,012,102	1,047,326
Non-controlling interest	4,928	34
Total equity	1,017,030	1,047,359
TOTAL LIABILITIES AND EQUITY	$ 1,466,096	$ 1,609,362